Other Long Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 1,239	$ 1,015
Severance expenses	1,362	$ 1,167	$ 1,017
Deferred revenue expected to be recognized in 2022	$ 1,342